Merchant Cash Advances Receivable (Tables)	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Schedule of Merchant Cash Advances Receivable

	2017 $	2016 $
Unbilled revenues	7,616	2,293
Trade receivables	7,073	2,818
Refundable tax credits	2,048	1,514
Accrued interest	2,015	896
Leasehold incentives receivable	1,607	1,452
Sales tax receivable	832	390
Other receivables	748	236
	21,939	9,599

	December 31, 2017	December 31, 2016
Merchant cash advances ("MCA") receivable, gross	$49,143	$12,924
Allowance for uncollectible MCA receivable	(2,042)	(1,028)
Merchant cash advances receivable, net	$47,101	$11,896

The following table summarizes the activities of the Company’s allowance for uncollectible MCA receivable:

	Years ended
	December 31, 2017	December 31, 2016
Allowance for uncollectible MCA receivable, beginning of the year	$1,028	$22
Provision for uncollectible MCA receivable	2,606	1,006
MCA receivable charged off	(1,592)	—
Allowance for uncollectible MCA receivable, end of the year	$2,042	$1,028